INCOME TAXES - Reconciliation of Effective Income Tax Rate (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Tax (benefit) expense at statutory rate	$ (10,328)	$ (3,825)
State income taxes	(1,552)	1
Nondeductible items	2,095	1,949
Valuation Allowance	6,165	1,719
Unrecognized tax benefit	(51)	(1,226)
Other	(89)	603
Income Tax Expense (Benefit)	$ (3,760)	$ (779)
Effective income tax rate	12.70%	7.10%